Equity-based participation plans for employees (Details 2)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate for voluntary employee share purchase plan	15.00%
Equity-Based Participation Annual Incentive RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	100,000	200,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 88.6	$ 96.7
Equity Based Participation Annual Incentive Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares		100,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		$ 107.8
Equity Based Participation Share savings plans RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	400,000	500,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 88.5	$ 96.8
Equity Based Participation Share savings plans Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1,300,000	1,300,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 99.7	$ 107.8
Equity-Based Participation Employee share purchase plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1,200,000	1,000,000.0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 116.7	$ 104.9
Equity Based Participation Novartis Equity Plan Select North America RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	3,700,000	3,400,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 92.4	$ 100.1
Based Participation Novartis Equity Plan Select outside North America RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1,400,000	1,400,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 92.3	$ 100.2
Equity Based Participation Novartis Equity Plan Select outside North America Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	700,000	600,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 99.8	$ 107.8
Equity Based Participation Long Term Performance PSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1,600,000	1,100,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 86.2	$ 98.6
Equity Based Participation Other share awards RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	500,000	400,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 100.2	$ 96.8
Equity Based Participation Other share awards Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	100,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 111.3